CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 240,213	$ 483,591	$ 218,822
Foreign currency translation	(2,467)	(772)	(1,447)
Comprehensive income (loss) from equity method investees	0	4,136	(778)
Total comprehensive income (loss)	237,746	486,955	216,597
Comprehensive income (loss) attributable to principals’ and others’ interests	138,414	285,243	139,089
Comprehensive income (loss) attributable to redeemable non-controlling interests	(709)	0	0
Comprehensive income (loss) attributable to Class A shareholders	$ 100,041	$ 201,712	$ 77,508